Note 4 - Leases - Lease Cost (Details)	12 Months Ended
Mar. 31, 2020 USD ($)
Finance lease – amortization of ROU asset	$ 49,640
Finance lease – interest on lease liability	4,806
Operating lease expense	36,936
Lease, Cost, Total	$ 91,382